ASSET SALE	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Asset Sale
ASSET SALE
1.	ASSET SALE

On April 5, 2013, Special Diversified Opportunities Inc. (f/k/a Strategic Diagnostics Inc.) (“SDOI” or the “Company”), SDIX LLC, a Delaware limited liability company (the “Purchaser”) and OriGene Technologies, Inc., a Delaware corporation and the sole equity holder of the Purchaser, entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) pursuant to which the Company agreed, subject to certain terms and conditions including approval of the Company's stockholders, to sell to the Purchaser substantially all of the Company’s rights, title and interest in substantially all of the Company’s non-cash assets related to the Life Sciences Business (the “Asset Sale”).

At a special meeting of the stockholders of the Company held on July 10, 2013, the stockholders approved the Asset Sale as contemplated by the Asset Purchase Agreement. On July 12, 2013 the Company completed the Asset Sale.

1. ASSET SALE

On April 5, 2013, Special Diversified Opportunities Inc. (f/k/a Strategic Diagnostics Inc.) (“SDOI” or the “Company”), SDIX LLC, a Delaware limited liability company (the “Purchaser”) and OriGene Technologies, Inc., a Delaware corporation and the sole equity holder of the Purchaser (“Parent” or “OriGene”), entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) pursuant to which the Company agreed, subject to certain terms and conditions including approval of the Company's stockholders, to sell to the Purchaser substantially all of the Company’s rights, title and interest in substantially all of the Company’s non-cash assets related to the Life Sciences Business (the “Asset Sale”).

At a special meeting of the stockholders of the Company held on July 10, 2013, the stockholders approved the Asset Sale as contemplated by the Asset Purchase Agreement. On July 12, 2013, the Company completed the Asset Sale.

Pursuant to the terms and conditions of the Asset Purchase Agreement, the Purchaser acquired all of the Company’s rights, title, and interest in substantially all of the assets, equipment, inventory, and intellectual property (the “Purchased Assets”) related exclusively to the Company's Life Sciences Business, the product portfolio in respect of which included a full suite of integrated capabilities, including antibody and assay design, development and production and the Company's Advanced Technologies Business. The Purchaser also assumed and agreed to discharge the Assumed Liabilities, as defined in the Asset Purchase Agreement. Parent unconditionally guaranteed Purchaser’s obligations in the Asset Purchase Agreement. The purchase price for the Purchased Assets was $16,000, which was subject to a post-closing working capital adjustment.

The Company and Purchaser each made customary representations, warranties and covenants in the Asset Purchase Agreement. At closing, $1,300 of the purchase price was placed in escrow to be governed by the terms of a separate escrow agreement. The Asset Purchase Agreement contained indemnification provisions pursuant to which the Company and the Purchaser agreed to indemnify the other for certain losses, including with respect to environmental, litigation, tax and other matters.

The Asset Purchase Agreement also included restrictive covenants, including, that SDOI not (i) engage in a competing business for a period of five years after the closing date, (ii) directly or indirectly solicit Purchaser’s employees for a period of two years after the closing date, (iii) directly or indirectly solicit the Purchaser’s customers for a period of five years after the closing date and (iv) disparage the Purchaser at any time.

As a result of the Asset Sale, the Company no longer owns its historical operating assets, and its past business operations have been discontinued.

In May 2014, the Company, the Purchaser and OriGene reached a settlement of various claims by the parties relating to the Asset Sale. The terms of the settlement called for the release of the $1,300 in escrow to the Company, as well as the payment by the Purchaser and OriGene of an additional $250 pursuant to the working capital adjustment provisions of the Asset Purchase Agreement.